Other Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other Payable

10.	Other Payable

Other payable amounted to 4,806,278 and $75,194 as of December 31, 2011 and 2010, respectively. As of December 31, 2011, other payable include a deposit of $1,403,730 from customers to join the Franchise store network, but those stores have withdrawn in 2011.